Employee Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2016
Postemployment Benefits [Abstract]
Summary of ESOP Shares

The ESOP shares were as follows:

	March 31,
	2016	2015
	(In Thousands)
Allocated shares	643	603
Shares committed to be released	21	24
Unearned shares	1,113	1,234
Total ESOP Shares	1,777	1,861
Fair value of unearned shares	$16,834	$17,414